UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

February 28, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

February 28, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 140.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.3%
DAE Aviation Holdings, Inc.
Term Loan, Maturing January 23, 2026(2)		288	$289,595
Term Loan, Maturing January 23, 2026(2)		537	538,646
IAP Worldwide Services, Inc.
Revolving Loan, 1.51%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(3)		325	324,269
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(4)		430	344,130
TransDigm, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		6,893	6,818,566
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		2,855	2,820,096
Wesco Aircraft Hardware Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		954	939,752
WP CPP Holdings, LLC
Term Loan, 6.51%, (USD LIBOR + 3.75%), Maturing April 30, 2025(5)		1,866	1,863,030

			$13,938,084

Automotive — 2.8%
American Axle and Manufacturing, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		3,282	$3,217,348
Apro, LLC
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		291	290,750
Belron Finance US, LLC
Term Loan, 4.99%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		594	589,545
Chassix, Inc.
Term Loan, 8.29%, (USD LIBOR + 5.50%), Maturing November 15, 2023(5)		1,485	1,477,575
Dayco Products, LLC
Term Loan, 6.88%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,102	1,074,360
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	475	534,885
Term Loan, 5.33%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		274	271,912
Horizon Global Corporation
Term Loan, 8.80%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		383	372,057
L&W, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		871	863,007
Tenneco, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		3,825	3,797,907
Thor Industries, Inc.
Term Loan, 6.31%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		1,601	1,565,458
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	871	980,943
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		1,057	1,040,841

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tower Automotive Holdings USA, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	1,199	$1,165,771

		$17,242,359

Beverage and Tobacco — 0.8%
Arterra Wines Canada, Inc.
Term Loan, 5.54%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,724	$2,724,152
Flavors Holdings, Inc.
Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	1,214	1,135,148
Term Loan - Second Lien, 12.80%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	805,000

		$4,664,300

Brokerage/Securities Dealers/Investment Houses — 0.6%
Advisor Group, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	623	$625,775
Aretec Group, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	2,225	2,204,141
OZ Management L.P.
Term Loan, 7.31%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	280	280,000
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.24%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023	600	601,500

		$3,711,416

Building and Development — 3.9%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	2,800	$2,787,583
Beacon Roofing Supply, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	620	615,893
Brookfield Property REIT, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	1,022	1,000,711
Core & Main L.P.
Term Loan, 5.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	815	809,935
CPG International, Inc.
Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	2,009	1,993,947
DTZ U.S. Borrower, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	5,935	5,914,352
Henry Company, LLC
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	442	441,990
NCI Building Systems, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	823	803,388
Quikrete Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	2,788	2,755,929
RE/MAX International, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,075	2,066,896
Realogy Group, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	904	884,836
Summit Materials Companies I, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	668	665,326
Werner FinCo L.P.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,136	1,099,436

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WireCo WorldGroup, Inc.
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		635	$636,698
Term Loan - Second Lien, 11.49%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,500	1,503,750

			$23,980,670

Business Equipment and Services — 13.0%
Acosta Holdco, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		2,303	$1,181,132
Adtalem Global Education, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		423	421,818
AlixPartners, LLP
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,411	2,409,996
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	1,541	1,753,229
AppLovin Corporation
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		2,825	2,839,125
ASGN Incorporated
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		503	500,342
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	1,625	1,860,072
Bracket Intermediate Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		948	941,702
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.96%, (USD LIBOR + 4.25%), Maturing June 21, 2024(5)		566	555,579
Camelot UK Holdco Limited
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		1,996	1,993,797
Ceridian HCM Holding, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		1,571	1,571,062
Change Healthcare Holdings, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		6,906	6,863,853
Crossmark Holdings, Inc.
DIP Loan, 9.99%, (1 mo. USD LIBOR + 7.50%), Maturing April 15, 2019		128	127,819
Term Loan, 0.00%, Maturing December 20, 2019(6)		1,500	410,590
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024		2,576	2,554,630
EAB Global, Inc.
Term Loan, 6.41%, (USD LIBOR + 3.75%), Maturing November 15, 2024(5)		1,390	1,354,763
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		363	0
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		454	85,758
EIG Investors Corp.
Term Loan, 6.39%, (USD LIBOR + 3.75%), Maturing February 9, 2023(5)		4,518	4,506,461
Element Materials Technology Group US Holdings, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		421	418,646
Extreme Reach, Inc.
Term Loan, 8.75%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		2,084	2,063,630
Garda World Security Corporation
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		2,083	2,071,369
Term Loan, 6.50%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	958	720,664
Global Payments, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		982	977,221

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
IG Investment Holdings, LLC
Term Loan, 6.12%, (USD LIBOR + 3.50%), Maturing May 23, 2025(5)		2,642	$2,639,390
Information Resources, Inc.
Term Loan, 7.13%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		2,250	2,224,687
Iron Mountain, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		918	901,996
J.D. Power and Associates
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		3,431	3,422,469
KAR Auction Services, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		1,955	1,955,178
Kronos Incorporated
Term Loan, 5.74%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		6,300	6,287,394
Monitronics International, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		1,905	1,674,432
PGX Holdings, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,350	1,316,423
Ping Identity Corporation
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		373	373,125
Pre-Paid Legal Services, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025		482	476,871
Prime Security Services Borrower, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		2,770	2,766,740
Red Ventures, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		1,060	1,059,762
SMG Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		248	246,264
Solera, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		2,383	2,373,236
Spin Holdco, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,817	3,779,775
Tempo Acquisition, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,926	1,927,304
Trans Union, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		448	445,903
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.18%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		2,119	2,119,086
Vestcom Parent Holdings, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		564	543,819
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		267	257,544
West Corporation
Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing October 10, 2024(5)		348	328,922
Term Loan, 6.63%, (USD LIBOR + 4.00%), Maturing October 10, 2024(5)		1,163	1,105,329
Worldpay, LLC
Term Loan, 4.21%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024		1,911	1,900,650
ZPG PLC
Term Loan, 5.48%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	775	1,020,212

			$79,329,769

Cable and Satellite Television — 5.9%
Charter Communications Operating, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		3,812	$3,805,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CSC Holdings, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,753	$3,722,047
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,100	1,094,500
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,365	1,357,864
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	491	538,254
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,990	1,922,415
Term Loan, 6.18%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		796	771,842
Radiate Holdco, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		2,048	2,040,476
Telenet Financing USD, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		2,750	2,719,062
Unitymedia Finance, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,050	1,045,735
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	1,000	1,141,392
UPC Financing Partnership
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		2,166	2,165,232
Virgin Media Bristol, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		7,400	7,362,075
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,425	2,737,054
Ziggo Secured Finance Partnership
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,825	3,775,994

			$36,199,317

Chemicals and Plastics — 6.5%
Alpha 3 B.V.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		1,481	$1,461,432
Aruba Investments, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		991	983,760
Ashland, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		616	614,599
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,692	2,667,940
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	642	731,699
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		340	337,365
Emerald Performance Materials, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		547	541,672
Term Loan - Second Lien, 10.24%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		625	612,500
Ferro Corporation
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		356	352,354
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		364	360,013
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		442	437,737
Flint Group GmbH
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		160	150,425
Flint Group US, LLC
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		965	909,947
Gemini HDPE, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,318	2,302,694

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
H.B. Fuller Company
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,977	$1,961,735
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	3,242	3,637,187
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		99	97,958
Invictus U.S., LLC
Term Loan, 5.58%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		521	520,086
Kraton Polymers, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		1,015	1,008,055
Messer Industries GmbH
Term Loan, Maturing October 1, 2025(2)		1,550	1,544,429
Minerals Technologies, Inc.
Term Loan, 4.81%, (USD LIBOR + 2.25%), Maturing February 14, 2024(5)		928	927,949
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,153	1,141,605
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 31, 2024	EUR	826	942,356
Platform Specialty Products Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		700	699,562
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(5)		397	390,301
Polar US Borrower, LLC
Term Loan, 7.54%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		1,000	1,000,000
PQ Corporation
Term Loan, 5.24%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		2,869	2,856,590
Spectrum Holdings III Corp.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		361	347,722
Starfruit Finco B.V.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	475	541,921
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		3,050	3,042,375
Tronox Blocked Borrower, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		1,107	1,105,757
Tronox Finance, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		2,556	2,551,748
Univar, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		2,701	2,700,252
Venator Materials Corporation
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		420	415,491

			$39,897,216

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		271	$269,852

			$269,852

Containers and Glass Products — 3.8%
Berlin Packaging, LLC
Term Loan, 5.54%, (USD LIBOR + 3.00%), Maturing November 7, 2025(5)		274	$269,452
Berry Global, Inc.
Term Loan, 4.61%, (2 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		873	872,428
BWAY Holding Company
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,548	2,504,232
Consolidated Container Company, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		420	416,026

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flex Acquisition Company, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		3,463	$3,425,216
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,542	1,526,249
Libbey Glass, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,107	1,046,554
Pelican Products, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		647	639,878
Reynolds Group Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,756	5,739,183
Ring Container Technologies Group, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		916	902,750
Trident TPI Holdings, Inc.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 17, 2024	EUR	1,361	1,500,613
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		768	751,559
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,692	1,917,506
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	1,525	1,727,970

			$23,239,616

Cosmetics/Toiletries — 0.6%
KIK Custom Products, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		2,019	$1,909,082
Kronos Acquisition Holdings, Inc.
Term Loan, 9.49%, (1 mo. USD LIBOR + 7.00%), Maturing May 15, 2023		1,500	1,492,500

			$3,401,582

Drugs — 6.3%
Albany Molecular Research, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		839	$829,932
Term Loan - Second Lien, 9.49%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025		500	491,250
Alkermes, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		401	397,163
Amneal Pharmaceuticals, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,780	3,784,847
Arbor Pharmaceuticals, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,417	2,138,819
Bausch Health Companies, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		6,498	6,509,164
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		6,419	6,435,381
Horizon Pharma, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024		4,297	4,300,676
Jaguar Holding Company II
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		7,019	7,000,320
Mallinckrodt International Finance S.A.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		2,700	2,596,947
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		648	631,254
PharMerica Corporation
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		844	843,625
Term Loan - Second Lien, 10.23%, (1 mo. USD LIBOR + 7.75%), Maturing December 5, 2025		450	450,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Phoenix Guarantor, Inc.
Term Loan, Maturing February 8, 2026(2)		1,810	$1,800,233
Term Loan, Maturing February 12, 2026(2)		165	163,658

			$38,373,269

Ecological Services and Equipment — 1.1%
Advanced Disposal Services, Inc.
Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		2,174	$2,174,600
Belfor Holdings, Inc.
Term Loan, Maturing February 14, 2026(2)		500	503,125
EnergySolutions, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		1,294	1,151,215
GFL Environmental, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		2,588	2,553,215
Wastequip, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025		149	147,386

			$6,529,541

Electronics/Electrical — 19.2%
Almonde, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		3,785	$3,758,250
Applied Systems, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		3,068	3,048,560
Term Loan - Second Lien, 9.49%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		2,200	2,227,500
Aptean, Inc.
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		1,813	1,816,489
Avast Software B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		1,490	1,488,206
Barracuda Networks, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		1,937	1,931,187
Blackhawk Network Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		846	839,618
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	300	343,581
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,450	3,435,886
Campaign Monitor Finance Pty. Limited
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		1,021	995,786
Celestica, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		375	370,078
Cohu, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		823	810,593
CommScope, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		214	213,984
Term Loan, Maturing February 6, 2026(2)		1,850	1,860,406
CPI International, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		716	710,121
Cypress Semiconductor Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		1,099	1,094,718
DigiCert, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		5,007	4,979,221

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Electro Rent Corporation
Term Loan, 7.78%, (USD LIBOR + 5.00%), Maturing January 31, 2024(5)		1,347	$1,355,922
Energizer Holdings, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		575	573,922
Epicor Software Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		4,590	4,549,439
Exact Merger Sub, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		667	665,729
EXC Holdings III Corp.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		520	519,087
Financial & Risk US Holdings, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		1,225	1,208,029
Flexera Software, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		273	271,635
GlobalLogic Holdings, Inc.
Term Loan, 1.63%, Maturing August 1, 2025(3)		66	65,541
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		458	457,642
Go Daddy Operating Company, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		5,756	5,754,559
GTCR Valor Companies, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	494	559,977
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		1,599	1,582,756
Hyland Software, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		4,015	4,022,190
Term Loan - Second Lien, 9.49%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		3,125	3,127,603
Infoblox, Inc.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		2,067	2,063,516
Infor (US), Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		7,120	7,132,928
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	346	396,520
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		3,955	3,962,978
Lattice Semiconductor Corporation
Term Loan, 6.76%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		441	443,887
MA FinanceCo., LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		3,020	3,000,233
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		524	519,263
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,287	1,219,527
Microchip Technology Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		1,983	1,981,961
MKS Instruments, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 18, 2026		375	375,117
MTS Systems Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		1,209	1,193,864
Prometric Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		323	319,942
Renaissance Holding Corp.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		1,294	1,267,630
Term Loan - Second Lien, 9.49%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		200	184,500

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Seattle Spinco, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,535	$3,506,709
SGS Cayman L.P.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		400	385,801
SkillSoft Corporation
Term Loan, 7.24%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		5,033	4,083,415
SolarWinds Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		3,472	3,457,270
Southwire Company
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025		622	616,822
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		1,373	1,369,566
SS&C Technologies, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		3,585	3,575,372
SurveyMonkey, Inc.
Term Loan, 6.17%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		1,061	1,056,698
Sutherland Global Services, Inc.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,717	1,657,384
Switch, Ltd.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		271	268,223
Tibco Software, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		540	540,097
TriTech Software Systems
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		925	915,172
TTM Technologies, Inc.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		297	294,290
Uber Technologies
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		4,305	4,299,294
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		2,614	2,620,497
Ultra Clean Holdings, Inc.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		944	901,580
VeriFone Systems, Inc.
Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		998	995,837
Veritas Bermuda, Ltd.
Term Loan, 7.07%, (USD LIBOR + 4.50%), Maturing January 27, 2023(5)		2,415	2,276,357
Vero Parent, Inc.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		2,592	2,584,152
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (1 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	615	701,648
Term Loan, 5.63%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		726	702,787
Western Digital Corporation
Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		1,690	1,664,856

			$117,173,908

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		4,135	$4,136,961
IBC Capital Limited
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		620	610,233

			$4,747,194

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 4.0%
Citco Funding, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,827	$2,807,987
Clipper Acquisitions Corp.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		1,262	1,251,174
Ditech Holding Corporation
Term Loan, 12.50%, (3 mo. USD Prime + 7.00%), Maturing June 30, 2022		3,222	2,204,449
Donnelley Financial Solutions, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		124	122,732
EIG Management Company, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		273	272,767
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	118	135,131
Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	632	720,698
Focus Financial Partners, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		1,990	1,986,269
Fortress Investment Group, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		1,080	1,074,141
Franklin Square Holdings L.P.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		574	574,265
Freedom Mortgage Corporation
Term Loan, 7.24%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		1,965	1,979,256
Greenhill & Co., Inc.
Term Loan, 6.46%, (USD LIBOR + 3.75%), Maturing October 12, 2022(5)		1,031	1,037,695
GreenSky Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,489	1,479,445
Guggenheim Partners, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		1,130	1,132,412
Harbourvest Partners, LLC
Term Loan, 4.85%, (2 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		1,131	1,125,158
LPL Holdings, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		1,478	1,468,929
MIP Delaware, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		109	109,191
Ocwen Financial Corporation
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		311	312,525
Sesac Holdco II, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		590	574,026
StepStone Group L.P.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		645	644,319
Victory Capital Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		292	292,031
Virtus Investment Partners, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		700	699,225
Walker & Dunlop, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025		2,300	2,294,250

			$24,298,075

Food Products — 4.3%
Alphabet Holding Company, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,568	$2,461,591

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Badger Buyer Corp.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		370	$361,980
CHG PPC Parent, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		522	519,110
Del Monte Foods, Inc.
Term Loan, 5.91%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		2,306	1,869,806
Dole Food Company, Inc.
Term Loan, 5.25%, (USD LIBOR + 2.75%), Maturing April 6, 2024(5)		1,829	1,810,463
Froneri International PLC
Term Loan, 2.13%, (6 mo. EURIBOR + 2.13%), Maturing January 31, 2025	EUR	2,825	3,211,861
Hearthside Food Solutions, LLC
Term Loan, 6.18%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		1,771	1,754,742
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		500	499,584
High Liner Foods Incorporated
Term Loan, 6.04%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		848	712,683
HLF Financing S.a.r.l.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		1,122	1,123,791
Jacobs Douwe Egberts International B.V.
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 1, 2025	EUR	285	326,629
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,737	1,731,654
JBS USA Lux S.A.
Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing October 30, 2022(5)		7,523	7,508,966
Nomad Foods Europe Midco Limited
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,294	1,280,565
Post Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		1,071	1,070,083
Restaurant Technologies, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		225	225,563

			$26,469,071

Food Service — 2.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		6,326	$6,288,295
Aramark Services, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		909	906,694
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		647	633,815
Dhanani Group, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		1,447	1,430,474
IRB Holding Corp.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		2,295	2,281,608
KFC Holding Co.
Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		1,051	1,048,359
NPC International, Inc.
Term Loan, 6.05%, (USD LIBOR + 3.50%), Maturing April 19, 2024(5)		936	880,775
US Foods, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		893	889,222
Welbilt, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,684	1,679,536

			$16,038,778

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food/Drug Retailers — 1.3%
Albertsons, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,470	$1,469,072
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		3,973	3,963,086
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		1,125	1,121,337
Diplomat Pharmacy, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		503	462,875
Holland & Barrett International
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	450	473,463
Term Loan, 6.16%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	450	535,978

			$8,025,811

Health Care — 13.7%
Acadia Healthcare Company, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		258	$257,499
ADMI Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		1,841	1,828,095
Agiliti Health, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing January 4, 2026		475	475,582
Akorn, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		1,935	1,567,700
Alliance Healthcare Services, Inc.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		853	848,859
Term Loan - Second Lien, 12.49%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		525	522,375
Argon Medical Devices, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		819	815,742
Athletico Management, LLC
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		575	575,000
Avantor, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		1,247	1,253,143
BioClinica, Inc.
Term Loan, 7.00%, (USD LIBOR + 4.25%), Maturing October 20, 2023(5)		1,521	1,391,683
BW NHHC Holdco, Inc.
Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		1,070	1,045,558
Carestream Dental Equipment, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		1,383	1,334,113
Certara L.P.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		988	976,391
CHG Healthcare Services, Inc.
Term Loan, 5.65%, (USD LIBOR + 3.00%), Maturing June 7, 2023(5)		3,526	3,510,295
Civitas Solutions, Inc.
Term Loan, Maturing February 5, 2026(2)		29	29,249
Term Loan, Maturing February 5, 2026(2)		471	470,907
Community Health Systems, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		1,721	1,718,375
Concentra, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		593	591,754
Convatec, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		637	633,019
CPI Holdco, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		837	829,361

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CryoLife, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		520	$522,024
CTC AcquiCo GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	903	1,013,995
DaVita, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		1,930	1,930,070
Envision Healthcare Corporation
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		4,925	4,753,393
Equian, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		666	655,583
Gentiva Health Services, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		2,169	2,177,304
GHX Ultimate Parent Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		988	973,537
Greatbatch Ltd.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		1,659	1,659,451
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		3,660	3,652,189
Hanger, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,141	1,139,948
Inovalon Holdings, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		1,343	1,341,571
IQVIA, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		551	549,911
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		988	985,958
Kinetic Concepts, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024		2,906	2,904,538
KUEHG Corp.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		3,269	3,250,570
Term Loan - Second Lien, 11.05%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		425	425,000
Medical Solutions, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024		767	766,830
MPH Acquisition Holdings, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		3,436	3,407,516
National Mentor Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021		1,059	1,058,712
Navicure, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024		842	833,947
New Millennium Holdco, Inc.
Term Loan, 8.99%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020		552	277,613
One Call Corporation
Term Loan, 7.74%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		2,506	2,164,376
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		5,101	5,058,087
Parexel International Corporation
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		2,814	2,736,980
Press Ganey Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023		809	804,458
Prospect Medical Holdings, Inc.
Term Loan, 8.06%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024		1,265	1,151,548
R1 RCM, Inc.
Term Loan, 7.74%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025		622	621,098

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radiology Partners Holdings, LLC
Term Loan, 7.42%, (USD LIBOR + 4.75%), Maturing June 21, 2025(5)		500	$502,500
RadNet, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023		1,605	1,607,287
Select Medical Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		1,614	1,603,711
Sotera Health Holdings, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022		898	881,292
Sound Inpatient Physicians
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		498	496,567
Surgery Center Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		1,062	1,039,004
Syneos Health, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024		374	366,275
Team Health Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		3,034	2,760,513
Tecomet, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		837	832,017
U.S. Anesthesia Partners, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		1,706	1,703,905
Verscend Holding Corp.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		1,621	1,623,469
Viant Medical Holdings, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		499	499,062
VVC Holding Corp.
Term Loan, 7.20%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		2,025	2,007,281
Wink Holdco, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		495	490,669

			$83,904,459

Home Furnishings — 0.9%
Bright Bidco B.V.
Term Loan, 6.20%, (USD LIBOR + 3.50%), Maturing June 30, 2024(5)		1,676	$1,379,911
Serta Simmons Bedding, LLC
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		4,827	4,045,210

			$5,425,121

Industrial Equipment — 6.4%
AI Alpine AT Bidco GmbH
Term Loan, 5.99%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025		250	$246,250
Altra Industrial Motion Corp.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		782	774,269
Apex Tool Group, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		2,584	2,509,467
Carlisle Foodservice Products, Inc.
Term Loan, 1.00%, Maturing March 20, 2025(3)		51	49,032
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		223	215,744
Clark Equipment Company
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		1,752	1,737,017
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	745	850,869
CPM Holdings, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		325	322,156

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Delachaux S.A.
Term Loan, 6.31%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		412	$406,860
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	329	370,677
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	823	926,693
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		916	910,617
DXP Enterprises, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		543	543,125
Engineered Machinery Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		1,833	1,766,911
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		325	321,344
EWT Holdings III Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		2,136	2,138,231
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	397	454,390
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,762	1,759,486
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	428	488,552
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,056	1,057,063
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	933	1,054,435
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,639	4,630,654
Hamilton Holdco, LLC
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		896	894,358
Hayward Industries, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		494	488,349
LTI Holdings, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		499	489,087
Milacron, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,703	2,662,755
Mirion Technologies, Inc.
Term Loan, Maturing February 28, 2026(2)		400	401,500
Paladin Brands Holding, Inc.
Term Loan, 8.31%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		1,297	1,293,349
Pro Mach Group, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		248	244,170
Rexnord, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		2,287	2,284,490
Robertshaw US Holding Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		1,067	1,005,589
Shape Technologies Group, Inc.
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		249	246,884
Tank Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing March 17, 2022		1,160	1,157,836
Thermon Industries, Inc.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		351	352,517
Titan Acquisition Limited
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,151	3,029,867
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	1,000	1,142,662

			$39,227,255

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Insurance — 5.2%
Alliant Holdings I, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		2,570	$2,545,048
AmWINS Group, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		3,074	3,064,088
Asurion, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		4,731	4,737,940
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,306	2,309,980
Term Loan - Second Lien, 8.99%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		4,200	4,282,248
Financiere CEP SAS
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	550	624,294
FrontDoor, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		499	498,114
Hub International, Ltd.
Term Loan, 5.51%, (USD LIBOR + 2.75%), Maturing April 25, 2025(5)		5,274	5,242,518
NFP Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		3,751	3,712,671
Sedgwick Claims Management Services, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,275	1,271,016
USI, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,661	3,633,791

			$31,921,708

Leisure Goods/Activities/Movies — 5.5%
AMC Entertainment Holdings, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		1,300	$1,295,845
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		588	583,811
Ancestry.com Operations, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		3,369	3,362,903
Bombardier Recreational Products, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		4,778	4,735,492
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.39%, (USD LIBOR + 3.75%), Maturing July 8, 2022(5)		1,258	1,191,095
ClubCorp Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		2,410	2,347,326
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	918	1,036,698
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		2,061	2,050,780
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		1,780	1,747,990
Emerald Expositions Holding, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,187	1,169,197
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	850	969,048
Lindblad Expeditions, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		345	344,931
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		1,380	1,379,722
Live Nation Entertainment, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		2,784	2,775,081
Match Group, Inc.
Term Loan, 5.09%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		558	556,418

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sabre GLBL, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,040	$1,038,808
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		1,944	1,932,817
SRAM, LLC
Term Loan, 5.39%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		1,623	1,612,603
Steinway Musical Instruments, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		918	899,701
Travel Leaders Group, LLC
Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		995	1,001,219
UFC Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		1,540	1,542,769

			$33,574,254

Lodging and Casinos — 5.9%
Aimbridge Acquisition Co., Inc.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		275	$275,337
Aristocrat Technologies, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,181	1,175,501
Azelis Finance S.A.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	500	571,355
Boyd Gaming Corporation
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		1,023	1,019,379
CityCenter Holdings, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,688	2,665,958
Eldorado Resorts, LLC
Term Loan, 4.87%, (USD LIBOR + 2.25%), Maturing April 17, 2024(5)		891	887,404
ESH Hospitality, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		1,268	1,260,342
Four Seasons Hotels Limited
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		1,005	999,603
Golden Nugget, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		4,367	4,360,229
GVC Holdings PLC
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	1,350	1,536,997
Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	700	925,616
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		1,191	1,191,000
Hanjin International Corp.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		550	545,187
Hilton Worldwide Finance, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		3,719	3,724,047
Las Vegas Sands, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		1,117	1,109,983
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		2,042	2,035,443
Playa Resorts Holding B.V.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,616	2,562,145
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	1,000	1,145,411
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		4,207	4,216,714
VICI Properties 1, LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,315	2,305,514

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		1,397	$1,392,573

			$35,905,738

Nonferrous Metals/Minerals — 1.2%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(4)(7)		143	$117,738
Dynacast International, LLC
Term Loan, 5.85%, (6 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,312	1,297,131
Global Brass & Copper, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		904	903,057
Murray Energy Corporation
Term Loan, 9.88%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		2,078	1,722,491
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(6)		942	3,532
Oxbow Carbon, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		1,470	1,471,730
Term Loan - Second Lien, 9.99%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		800	802,000
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,148,884

			$7,466,563

Oil and Gas — 2.4%
Ameriforge Group, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		766	$766,325
Apergy Corporation
Term Loan, 5.16%, (USD LIBOR + 2.50%), Maturing May 9, 2025(5)		334	334,747
Centurion Pipeline Company, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		275	275,000
CITGO Petroleum Corporation
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		1,053	1,033,941
Delek US Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		397	392,534
Equitrans Midstream Corporation
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024		2,025	2,032,594
Fieldwood Energy, LLC
Term Loan, 7.74%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		2,775	2,538,952
McDermott Technology Americas, Inc.
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025		1,315	1,269,035
MEG Energy Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		1,595	1,589,487
PSC Industrial Holdings Corp.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		767	753,823
Sheridan Investment Partners II L.P.
Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing December 16, 2020(5)		38	32,584
Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing December 16, 2020(5)		103	87,370
Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing December 16, 2020(5)		738	628,081
Sheridan Production Partners I, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		123	106,681
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		201	174,656
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		1,515	1,318,076

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ultra Resources, Inc.
Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 12, 2024	1,550	$1,395,000

		$14,728,886

Publishing — 1.3%
Ascend Learning, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	1,210	$1,198,347
Getty Images, Inc.
Term Loan, 7.06%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,775	1,770,563
Harland Clarke Holdings Corp.
Term Loan, 7.55%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	920	870,324
Lamar Media Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	571	571,758
LSC Communications, Inc.
Term Loan, 7.99%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	934	936,460
Multi Color Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	347	343,035
ProQuest, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	1,927	1,927,047
Tweddle Group, Inc.
Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	235	222,546

		$7,840,080

Radio and Television — 3.4%
ALM Media Holdings, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	424	$401,904
CBS Radio, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	1,588	1,584,273
Cumulus Media New Holdings, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	3,291	3,226,131
Entravision Communications Corporation
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	964	921,078
Gray Television, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	255	254,247
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	750	745,000
Hubbard Radio, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	873	868,904
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing July 30, 2019(6)	364	256,627
Term Loan, 0.00%, Maturing January 30, 2020(6)	2,132	1,503,592
Mission Broadcasting, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	361	357,039
Nexstar Broadcasting, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,994	1,966,285
Sinclair Television Group, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	542	541,720
Univision Communications, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	8,343	7,787,825

		$20,414,625

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 4.2%
Ascena Retail Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	2,070	$1,906,687
Bass Pro Group, LLC
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,407	1,407,187
BJ’s Wholesale Club, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	992	990,717
CDW, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	3,938	3,939,179
Coinamatic Canada, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	47	45,104
David’s Bridal, Inc.
Term Loan, 10.29%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	271	273,517
Term Loan, 10.79%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2026	1,029	892,685
Evergreen Acqco 1 L.P.
Term Loan, 6.53%, (USD LIBOR + 3.75%), Maturing July 9, 2019(5)	2,378	2,259,210
Global Appliance, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	998	999,192
Harbor Freight Tools USA, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	564	558,993
Hoya Midco, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	2,096	2,052,372
J. Crew Group, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 3.00%), Maturing March 5, 2021(4)	3,130	2,079,885
LSF9 Atlantis Holdings, LLC
Term Loan, 8.51%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,059	958,169
Party City Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 19, 2022	858	855,604
PetSmart, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	4,341	3,712,202
PFS Holding Corporation
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,357	1,237,301
Pier 1 Imports (U.S.), Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	549	277,308
Radio Systems Corporation
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	443	439,371
Staples, Inc.
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	667	663,299

		$25,547,982

Steel — 1.2%
Atkore International, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	1,382	$1,374,013
GrafTech Finance, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	2,781	2,781,319
Neenah Foundry Company
Term Loan, 9.10%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	778	769,792
Phoenix Services International, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	893	885,434
Zekelman Industries, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	1,211	1,202,837

		$7,013,395

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		396	$392,150
Hertz Corporation (The)
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		1,107	1,090,964
Kenan Advantage Group, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		119	116,972
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		391	384,651
PODS, LLC
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		667	664,342
Stena International S.a.r.l.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		1,667	1,648,123
XPO Logistics, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		650	644,854

			$4,942,056

Telecommunications — 5.8%
CenturyLink, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,519	$5,444,740
Colorado Buyer, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,678	1,658,003
Digicel International Finance Limited
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,802	1,601,698
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	2,075	2,358,569
Frontier Communications Corp.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		2,044	1,974,894
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,650	1,859,587
Global Eagle Entertainment, Inc.
Term Loan, 10.01%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,211	2,244,652
Intelsat Jackson Holdings S.A.
Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		2,400	2,403,000
Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,600	1,623,000
IPC Corp.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,230	990,384
Onvoy, LLC
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		1,769	1,600,493
Plantronics, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		1,356	1,342,070
Sprint Communications, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		3,734	3,691,405
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		825	819,328
Syniverse Holdings, Inc.
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		1,042	988,391
Telesat Canada
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		5,027	5,029,701

			$35,629,915

Utilities — 2.9%
Brookfield WEC Holdings, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025		2,425	$2,432,200

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Calpine Construction Finance Company L.P.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	958	$951,672
Calpine Corporation
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	3,402	3,387,655
Dayton Power & Light Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	613	612,500
Granite Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	121	121,339
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	2,656	2,659,450
Lightstone Holdco, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	86	84,396
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,559	1,530,846
Longview Power, LLC
Term Loan, 8.75%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	3,185	2,846,147
Talen Energy Supply, LLC
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	1,083	1,078,854
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	782	779,654
USIC Holdings, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	199	196,545
Vistra Energy Corp.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	1,144	1,141,389

		$17,822,647

Total Senior Floating-Rate Loans (identified cost $880,673,816)		$858,894,512

Corporate Bonds & Notes — 5.2%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)	10	$10,225
TransDigm, Inc.
6.00%, 7/15/22	85	86,785
6.50%, 7/15/24	80	81,000
6.25%, 3/15/26(8)	400	411,000

		$589,010

Building and Development — 0.1%
Builders FirstSource, Inc.
5.625%, 9/1/24(8)	6	$5,880
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)	53	45,845
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	120	124,200
Standard Industries, Inc.
6.00%, 10/15/25(8)	50	52,437

Security	Principal Amount* (000’s omitted)	Value
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	$45,056
5.875%, 6/15/24	8	7,863

		$281,281

Business Equipment and Services — 0.3%
First Data Corp.
5.00%, 1/15/24(8)	20	$20,538
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	46,800
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(8)	15	16,331
Travelport Corporate Finance PLC
6.00%, 3/15/26(8)	1,475	1,572,719

		$1,656,388

Cable and Satellite Television — 0.2%
Cablevision Systems Corp.
5.875%, 9/15/22	15	$15,511
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	160	163,400
5.75%, 1/15/24	10	10,269
5.375%, 5/1/25(8)	95	97,494
5.75%, 2/15/26(8)	45	46,745
CSC Holdings, LLC
5.25%, 6/1/24	10	10,021
DISH DBS Corp.
6.75%, 6/1/21	20	20,500
5.875%, 7/15/22	25	23,969
5.875%, 11/15/24	5	4,230
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)	625	636,719

		$1,028,858

Chemicals and Plastics — 0.3%
Hexion, Inc.
6.625%, 4/15/20	2,000	$1,710,000
W.R. Grace & Co.
5.125%, 10/1/21(8)	30	31,017
5.625%, 10/1/24(8)	15	15,675

		$1,756,692

Conglomerates — 0.0%(9)
Spectrum Brands, Inc.
6.625%, 11/15/22	17	$17,425
5.75%, 7/15/25	75	73,781

		$91,206

Consumer Products — 0.0%(9)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$26,063

		$26,063

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.9%
Berry Global, Inc.
6.00%, 10/15/22		25	$25,750
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)		35	36,969
6.375%, 8/15/25(8)		15	15,825
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		4,216	4,229,319
6.287%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(10)		1,050	1,059,188

			$5,367,051

Drugs — 0.7%
Bausch Health Companies, Inc.
5.625%, 12/1/21(8)		23	$23,049
6.50%, 3/15/22(8)		887	920,263
7.00%, 3/15/24(8)		1,153	1,217,856
5.50%, 11/1/25(8)		1,875	1,898,437
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)		75	75,750

			$4,135,355

Ecological Services and Equipment — 0.0%(9)
Clean Harbors, Inc.
5.125%, 6/1/21		25	$25,062
Covanta Holding Corp.
5.875%, 3/1/24		25	25,594

			$50,656

Electronics/Electrical — 0.0%(9)
Infor (US), Inc.
6.50%, 5/15/22		50	$51,176

			$51,176

Financial Intermediaries — 0.0%(9)
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		40	$41,292
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(11)(12)		80	88,021
Navient Corp.
5.00%, 10/26/20		30	30,338

			$159,651

Food Products — 0.1%
Iceland Bondco PLC
5.178%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(10)	GBP	254	$337,318
Post Holdings, Inc.
8.00%, 7/15/25(8)		20	21,450

			$358,768

Food Service — 0.0%(9)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)		65	$65,406

			$65,406

Security	Principal Amount* (000’s omitted)	Value
Food/Drug Retailers — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)	1,300	$991,250

		$991,250

Health Care — 1.0%
Avantor, Inc.
6.00%, 10/1/24(8)	1,425	$1,457,062
Centene Corp.
4.75%, 5/15/22	20	20,450
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	1,650	1,594,312
HCA Healthcare, Inc.
6.25%, 2/15/21	90	94,531
HCA, Inc.
6.50%, 2/15/20	20	20,603
5.875%, 2/15/26	25	26,469
Hologic, Inc.
4.375%, 10/15/25(8)	30	29,625
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)	1,850	1,984,125
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(8)	27	28,350
Teleflex, Inc.
5.25%, 6/15/24	20	20,525
Tenet Healthcare Corp.
6.00%, 10/1/20	60	62,100
4.375%, 10/1/21	675	686,812
8.125%, 4/1/22	45	48,206
6.75%, 6/15/23	10	10,288

		$6,083,458

Insurance — 0.0%(9)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(8)	40	$41,525

		$41,525

Internet Software & Services — 0.0%(9)
Netflix, Inc.
5.50%, 2/15/22	45	$47,306
5.875%, 2/15/25	55	58,438
Riverbed Technology, Inc.
8.875%, 3/1/23(8)	40	28,094

		$133,838

Leisure Goods/Activities/Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	775	$787,516
Sabre GLBL, Inc.
5.375%, 4/15/23(8)	25	25,625
5.25%, 11/15/23(8)	40	41,000

Security	Principal Amount* (000’s omitted)	Value
Viking Cruises, Ltd.
6.25%, 5/15/25(8)	45	$45,563

		$899,704

Lodging and Casinos — 0.0%(9)
ESH Hospitality, Inc.
5.25%, 5/1/25(8)	35	$34,913
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	76,312
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	15	15,394
MGM Resorts International
6.625%, 12/15/21	90	96,311
7.75%, 3/15/22	25	27,500
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,300

		$280,730

Nonferrous Metals/Minerals — 0.0%(9)
Eldorado Gold Corp.
6.125%, 12/15/20(8)	120	$117,300
Imperial Metals Corp.
7.00%, 3/15/19(8)	17	10,965
New Gold, Inc.
6.25%, 11/15/22(8)	12	10,695

		$138,960

Oil and Gas — 0.2%
Antero Resources Corp.
5.375%, 11/1/21	100	$100,750
5.625%, 6/1/23	5	5,031
Canbriam Energy, Inc.
9.75%, 11/15/19(8)	30	24,525
CITGO Petroleum Corp.
6.25%, 8/15/22(8)	775	775,000
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	133,250
Energy Transfer, L.P.
5.875%, 1/15/24	35	37,625
Gulfport Energy Corp.
6.625%, 5/1/23	35	34,475
Newfield Exploration Co.
5.625%, 7/1/24	130	139,344
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(8)	15	14,921
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	50	51,140
Seven Generations Energy, Ltd.
6.75%, 5/1/23(8)	65	66,787
6.875%, 6/30/23(8)	30	30,975
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,182

		$1,419,005

Security	Principal Amount* (000’s omitted)	Value
Publishing — 0.0%(9)
Tribune Media Co.
5.875%, 7/15/22	35	$35,787

		$35,787

Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$51,313
Series B, 6.50%, 11/15/22	100	102,750
iHeartCommunications, Inc.
9.00%, 12/15/19(6)	953	667,100
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	35	35,394
Sirius XM Radio, Inc.
6.00%, 7/15/24(8)	95	98,800
Univision Communications, Inc.
6.75%, 9/15/22(8)	270	273,037

		$1,228,394

Retailers (Except Food and Drug) — 0.0%(9)
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	$144,060
Party City Holdings, Inc.
6.125%, 8/15/23(8)	60	60,975

		$205,035

Road & Rail — 0.0%(9)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	45	$45,337

		$45,337

Software and Services — 0.0%(9)
IHS Markit, Ltd.
5.00%, 11/1/22(8)	60	$62,184
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(8)(13)	60	60,465

		$122,649

Surface Transport — 0.0%(9)
XPO Logistics, Inc.
6.50%, 6/15/22(8)	56	$57,190

		$57,190

Telecommunications — 0.5%
CenturyLink, Inc.
6.75%, 12/1/23	40	$41,638
CommScope Finance, LLC
6.00%, 3/1/26(8)	1,000	1,026,250
CommScope Technologies, LLC
6.00%, 6/15/25(8)	50	47,375
5.00%, 3/15/27(8)	5	4,489

Security	Principal Amount* (000’s omitted)		Value
Frontier Communications Corp.
7.625%, 4/15/24		30	$17,100
6.875%, 1/15/25		50	27,250
Intelsat Jackson Holdings SA
5.50%, 8/1/23		25	23,062
Level 3 Financing, Inc.
5.375%, 1/15/24		25	25,219
Sprint Communications, Inc.
7.00%, 8/15/20		149	155,690
6.00%, 11/15/22		5	5,085
Sprint Corp.
7.25%, 9/15/21		230	243,512
7.875%, 9/15/23		571	611,684
7.625%, 2/15/25		35	36,750
T-Mobile USA, Inc.
6.375%, 3/1/25		35	36,509
6.50%, 1/15/26		110	117,700
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(10)	EUR	650	697,259

			$3,116,572

Utilities — 0.2%
Calpine Corp.
5.25%, 6/1/26(8)		1,150	$1,129,875
Vistra Energy Corp.
7.625%, 11/1/24		35	37,275
8.125%, 1/30/26(8)		25	27,125

			$1,194,275

Total Corporate Bonds & Notes (identified cost $32,161,584)			$31,611,270

Asset-Backed Securities — 2.2%

Security	Principal Amount (000’s omitted)		Value
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.534%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(10)		$2,000	$1,888,254
Series 2015-2A, Class E2, 7.952%, (3 mo. USD LIBOR + 5.20%), 7/29/26(8)(10)		1,000	980,700
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 9.297%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(10)		1,200	1,172,335
Series 2015-5A, Class DR, 9.256%, (3 mo. USD LIBOR + 6.70%), 1/20/32(8)(10)		500	491,250
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 8.434%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(10)		1,000	954,791
Galaxy CLO, Ltd.
Series 2015-21A, Class ER, 8.011%, (3 mo. USD LIBOR + 5.25%), 4/20/31(8)(10)		1,000	921,083
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 8.511%, (3 mo. USD LIBOR + 5.75%), 1/20/31(8)(10)		1,200	1,112,009
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 9.276%, (3 mo. USD LIBOR + 6.50%), 7/20/30(8)(10)		1,200	1,186,131

Security	Principal Amount (000’s omitted)	Value
Recette CLO, LLC
Series 2015-1A, Class E, 8.461%, (3 mo. USD LIBOR + 5.70%), 10/20/27(8)(10)	$1,000	$987,962
Voya CLO, Ltd.
Series 2013-1A, Class DR, 9.267%, (3 mo. USD LIBOR + 6.48%), 10/15/30(8)(10)	2,000	1,956,862
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 9.961%, (3 mo. USD LIBOR + 7.20%), 7/20/28(8)(10)	1,600	1,600,793

Total Asset-Backed Securities (identified cost $13,417,570)		$13,252,170

Common Stocks — 1.8%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(4)(14)(15)	58	$695,570

		$695,570

Automotive — 0.1%
Dayco Products, LLC(14)(15)	20,780	$766,262

		$766,262

Electronics/Electrical — 0.1%
Answers Corp.(4)(14)(15)	96,908	$188,971

		$188,971

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(14)(15)	68,551	$5,827

		$5,827

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(4)(14)(15)	76,163	$0

		$0

Oil and Gas — 0.7%
AFG Holdings, Inc.(4)(14)(15)	30,640	$2,281,148
Fieldwood Energy, Inc.(14)(15)	19,189	633,237
Nine Point Energy Holdings, Inc.(4)(14)(16)	758	841
Paragon Offshore Finance Company, Class A(14)(15)	1,707	1,600
Paragon Offshore Finance Company, Class B(14)(15)	854	31,171
Samson Resources II, LLC, Class A(14)(15)	46,484	1,080,753
Southcross Holdings Group, LLC(4)(14)(15)	67	0
Southcross Holdings L.P., Class A(14)(15)	67	34,338

		$4,063,088

Publishing — 0.7%
ION Media Networks, Inc.(4)(14)(15)	4,429	$4,276,397
Tweddle Group, Inc.(4)(14)(15)	1,944	75,408

		$4,351,805

Radio and Television — 0.1%
Cumulus Media, Inc.(14)(15)	42,499	$756,907

		$756,907

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(9)
David’s Bridal, Inc.(14)(15)	19,732	$157,856

		$157,856

Total Common Stocks (identified cost $4,767,404)		$10,986,286

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value
Oil and Gas — 0.0%(9)
Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(14)(16)	14	$20,552

Total Convertible Preferred Stocks (identified cost $14,000)		$20,552

Closed-End Funds — 2.0%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,439,006
Invesco Senior Income Trust	538,147	2,281,743
Nuveen Credit Strategies Income Fund	406,731	3,188,771
Nuveen Floating Rate Income Fund	164,907	1,645,772
Nuveen Floating Rate Income Opportunity Fund	115,017	1,166,272
Voya Prime Rate Trust	441,753	2,129,250

Total Closed-End Funds (identified cost $13,551,541)		$11,850,814

Miscellaneous — 0.0%

Security	Principal Amount	Value
Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(4)(14)	$25,000	$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.62%(17)	11,841,596	$11,842,780

Total Short-Term Investments (identified cost $11,842,250)		$11,842,780

Total Investments — 153.8% (identified cost $956,428,165)		$938,458,384

Less Unfunded Loan Commitments — (0.1)%		$(408,959)

Description	Value
Net Investments — 153.7% (identified cost $956,019,206)	$938,049,425

Notes Payable — (40.1)%	$(245,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (13.1)%	$(79,910,021)

Other Assets, Less Liabilities — (0.5)%	$(2,653,931)

Net Assets Applicable to Common Shares — 100.0%	$610,485,473

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after February 28, 2019, at which time the interest rate will be determined.

(3)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

The stated interest rate represents the weighted average interest rate at February 28, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2019, the aggregate value of these securities is $31,394,561 or 5.1% of the Trust’s net assets applicable to common shares.

(9)	Amount is less than 0.05%.

(10)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2019.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	Non-income producing security.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Restricted security.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2019 was $215,188.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	4,000,000	USD	4,585,152	State Street Bank and Trust Company	3/29/19	$—	$(25,758)
USD	23,080,962	EUR	20,149,247	HSBC Bank USA, N.A.	3/29/19	113,873	—
USD	716,878	EUR	621,349	State Street Bank and Trust Company	3/29/19	8,635	—
USD	12,793,818	EUR	11,107,721	Goldman Sachs International	4/30/19	98,824	—
USD	2,803,509	GBP	2,134,771	State Street Bank and Trust Company	4/30/19	—	(36,139)
USD	715,443	CAD	938,779	HSBC Bank USA, N.A.	5/31/19	547	—
USD	14,006,809	EUR	12,201,797	State Street Bank and Trust Company	5/31/19	25,300	—

						$247,179	$(61,897)

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate
DIP	-	Debtor In Possession
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound Sterling
USD	-	United States Dollar

At February 28, 2019, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At February 28, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $247,179 and $61,897, respectively.

Restricted Securities

At February 28, 2019, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	758	$34,722	$841
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	$14,000	$20,552

Total Restricted Securities			$48,722	$21,393

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2019, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$855,858,042	$2,627,511	$858,485,553
Corporate Bonds & Notes	—	31,611,270	—	31,611,270
Asset-Backed Securities	—	13,252,170	—	13,252,170
Common Stocks	756,907	2,711,044	7,518,335	10,986,286
Convertible Preferred Stocks	—	—	20,552	20,552
Closed-End Funds	11,850,814	—	—	11,850,814
Miscellaneous	—	—	0	0
Short-Term Investments	—	11,842,780	—	11,842,780
Total Investments	$12,607,721	$915,275,306	$10,166,398	$938,049,425
Forward Foreign Currency Exchange Contracts	$—	$247,179	$—	$247,179
Total	$12,607,721	$915,522,485	$10,166,398	$938,296,604

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(61,897)	$—	$(61,897)
Total	$—	$(61,897)	$—	$(61,897)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2019 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2019